UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05957

Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Advantage Fund, Inc. (NMA)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8% (0.5% of Total Investments)
$ 5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$ 4,996,896
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
	Alaska – 0.9% (0.6% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA	1,157,614
1,280	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA	1,313,050
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
850	4.625%, 6/01/23	6/14 at 100.00	Baa3	811,487
3,250	5.000%, 6/01/46	6/14 at 100.00	Baa3	2,101,548
6,505	Total Alaska			5,383,699
	Arizona – 1.8% (1.2% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	No Opt. Call	AA–	3,662,886
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	4,981,518
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,500	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,551,500
	2008A, 5.000%, 7/01/38
10,870	Total Arizona			11,195,904
	California – 19.3% (12.8% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	2,856,525
	2004A, 0.000%, 10/01/25 – AMBAC Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A1	978,550
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A1	1,349,497
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,901,330
	Health System/West, Series 2003A, 5.000%, 3/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	7,414,650
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
2,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	3,068,010
	Project, Series 2009, 6.750%, 2/01/38
11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	11,420,864
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	15,743,352
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	A	2,481,483
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	Aa3	866,020
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	Aa3	674,409
7,355	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	9,529,359
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	Aa1	3,598,380
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	Aa3	849,861
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	Aa2	1,217,664
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	A1	569,421
	8/01/32 – FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AAA	1,200,480
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	645,660
	Bonds, Series 2007A-1, 5.125%, 6/01/47
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A,	7/12 at 100.00	AA	5,056,400
	5.125%, 7/01/40 – FGIC Insured
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,349,626
	2002, 5.250%, 8/01/23 – AGM Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	2,417,052
	6.500%, 11/01/39
	North Orange County Community College District, California, General Obligation Bonds,
	Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	3,482,684
4,000	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	1,670,880
5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	5,316,650
	Bonds, Series 1991B, 7.375%, 2/01/12 (ETM)
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,469,150
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	11,897,203
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	3,434,254
	5.000%, 5/01/25 – AGM Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,423,213
	Tender Option Bond Trust 3504, 19.520%, 2/01/33 (IF)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	4,664,940
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
23,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	3,233,110
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	2,307,965
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured
182,135	Total California			121,088,642
	Colorado – 9.4% (6.1% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	1,475,184
	SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	9,033,419
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,567,550
	Series 2009A, 5.500%, 7/01/34
7,500	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	7,527,675
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	1,164,950
	2005C, 5.250%, 3/01/40 – AGM Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,727,567
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,503,445
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,572,558
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,665,020
	Hotel, Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	A	2,001,625
8,645	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	3,056,008
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	1,024,690
	(Pre-refunded 9/01/10) – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	2,124,225
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	2,426,500
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	2,240,000
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
1,030	5.375%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AA (4)	1,125,399
4,890	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AA (4)	5,342,912
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
970	5.375%, 6/01/17	6/12 at 100.00	AA	1,043,177
110	5.375%, 6/01/18	6/12 at 100.00	AA	117,570
84,820	Total Colorado			58,739,474
	District of Columbia – 0.2% (0.1% of Total Investments)
1,200	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds,	12/10 at 100.00	AAA	1,243,296
	Series 1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)
	Florida – 4.4% (2.9% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,777,895
	2000O-1, 5.850%, 12/01/31 – AGM Insured (Alternative Minimum Tax)
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	14,613,338
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Mary’s Hospital,	12/10 at 100.00	Aaa	10,275,467
	Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)
27,630	Total Florida			27,666,700
	Georgia – 1.3% (0.9% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AAA	4,168,960
	AGM Insured
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB–	2,730,205
	Center, Series 2004, 5.000%, 12/01/26
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	1,281,288
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
8,150	Total Georgia			8,180,453
	Hawaii – 0.0% (0.0% of Total Investments)
270	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue	1/11 at 100.00	AAA	273,480
	Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)
	Illinois – 16.7% (10.9% of Total Investments)
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	1,634,415
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
4,260	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	1,329,205
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	A2	5,000,100
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,501,363
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,569,600
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AAA	2,018,480
	8/15/47 – AGC Insured (UB)
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	8,948,231
	Trust 1137, 9.052%, 7/01/15 (IF)
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,676,050
	2009, 6.875%, 8/15/38
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	4,148,440
	Centers, Series 2008A, 6.000%, 8/15/23
6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	6,557,160
	5.750%, 5/15/22 (Pre-refunded 5/15/12)
6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	8/10 at 100.00	A+	6,169,316
	1996B, 5.750%, 2/15/22
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aa3	5,878,002
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured
1,090	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A2	649,422
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1999A:
13,455	5.500%, 12/15/24 – FGIC Insured	12/10 at 100.50	AAA	13,640,410
10,430	5.250%, 12/15/28 – FGIC Insured	12/10 at 100.50	AAA	10,540,767
3,175	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	495,141
	Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	A	2,893,800
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured
4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	5,715,730
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	Aa2	2,009,200
	4/01/23 – AMBAC Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	3,648,825
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
23,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	11,951,000
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
133,320	Total Illinois			104,974,657
	Indiana – 2.4% (1.5% of Total Investments)
1,570	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal	8/10 at 100.00	N/R	1,545,728
	Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	4,133,611
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,246,660
	5.250%, 12/01/38
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	2,424,749
	Indiana, Series 2007, 5.500%, 3/01/37
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	8/10 at 100.50	BB+	558,278
	1999, 5.450%, 2/15/12 (6)
15,040	Total Indiana			14,909,026
	Iowa – 0.7% (0.5% of Total Investments)
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,518,675
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	202,223
	5.600%, 6/01/34
6,550	Total Iowa			4,720,898
	Kansas – 0.6% (0.4% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,785,123
	5.300%, 6/01/31 – NPFG Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	N/R	2,044,152
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
5,480	Total Kansas			3,829,275
	Kentucky – 1.4% (0.9% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	6,275,510
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	Aa3	1,636,305
	System, Series 2009A, 5.375%, 8/15/24
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,099,790
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
8,515	Total Kentucky			9,011,605
	Louisiana – 13.5% (8.8% of Total Investments)
13,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/10 at 101.00	BBB	13,554,675
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
520	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	617,781
4,745	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	5,637,250
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	6,723,549
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	8,490,330
	Series 2007A, 5.500%, 5/15/47
28	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006 Residuals 660-1, 15.451%, 5/01/34 –	5/16 at 100.00	Aa1	25,923
	FGIC Insured (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	20,249,924
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	10,224,800
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
7,505	5.500%, 5/15/30	5/11 at 101.00	BBB	7,555,659
11,855	5.875%, 5/15/39	5/11 at 101.00	BBB	11,683,814
84,493	Total Louisiana			84,763,705
	Massachusetts – 2.2% (1.4% of Total Investments)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	9,170,764
	Lien Series 2010B, 5.000%, 1/01/32
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	619,560
	Series 2008E-1 &2, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/11 at 100.00	BBB+	1,656,725
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,380,132
	University Issue, Series 2009A, 5.750%, 7/01/39
13,495	Total Massachusetts			13,827,181
	Michigan – 2.2% (1.4% of Total Investments)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center
	Obligated Group, Series 1998A:
4,995	5.250%, 8/15/23	8/10 at 100.00	Ba3	4,822,023
3,000	5.250%, 8/15/28	8/10 at 100.00	BB–	2,763,600
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/10 at 100.00	BB–	3,274,542
	Obligated Group, Series 1993A, 6.500%, 8/15/18
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,655,940
	Series 2008A, 6.875%, 6/01/42
14,320	Total Michigan			13,516,105
	Minnesota – 0.8% (0.5% of Total Investments)
5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	5,105,900
	Bonds, Series 2001C, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
	Missouri – 1.0% (0.6% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	4,363,818
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
85	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	9/10 at 101.00	AAA	90,370
	Homeownership Loan Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,517,850
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
13,590	Total Missouri			5,972,038
	Nevada – 3.7% (2.4% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	16,039,650
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,025	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	N/R	536,907
7,910	5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	N/R	1,896,106
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,411,950
	Series 2007B, Trust 2633, 18.437%, 7/01/31 – BHAC Insured (IF)
235	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	10/10 at 100.00	Aaa	241,129
	(Alternative Minimum Tax)
29,920	Total Nevada			23,125,742
	New Hampshire – 0.2% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	1,536,285
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.3% (2.2% of Total Investments)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	4,684,650
	0.000%, 12/15/30 – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
9,735	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	10,433,876
5,050	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	5,581,109
29,785	Total New Jersey			20,699,635
	New York – 3.9% (2.5% of Total Investments)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,210,490
	Series 2002A, 5.125%, 1/01/29
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/10 at 100.00	BB–	3,794,731
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 101.00	BB–	3,038,100
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	10,376,900
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
16,795	Total New York			17,284,609
	North Carolina – 2.8% (1.8% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,241,650
	5.250%, 1/01/20 – AMBAC Insured
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/11 at 100.00	AA	1,000,280
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
3,800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/11 at 100.00	AA	3,804,066
	Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)
3,595	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/11 at 100.00	AA	3,597,517
	Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,592,820
	Health System, Series 2009A, 5.000%, 6/01/42
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AAA	2,048,276
	5.750%, 1/01/39 – AGC Insured
16,795	Total North Carolina			17,284,609
	North Dakota – 0.3% (0.2% of Total Investments)
2,250	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB+	2,162,543
	5.125%, 7/01/25
	Ohio – 6.1% (4.0% of Total Investments)
4,630	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/10 at 100.00	Baa1	4,640,973
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/18
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,291,300
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,600	5.125%, 6/01/24	6/17 at 100.00	BBB	1,341,696
2,700	5.875%, 6/01/30	6/17 at 100.00	BBB	2,131,542
9,135	5.750%, 6/01/34	6/17 at 100.00	BBB	6,836,817
3,920	6.000%, 6/01/42	6/17 at 100.00	BBB	2,907,974
5,895	5.875%, 6/01/47	6/17 at 100.00	BBB	4,178,081
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	3,360,015
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,849,254
45,680	Total Ohio			38,537,652
	Oklahoma – 2.4% (1.6% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,756,640
	Center, Series 2008B, 5.250%, 8/15/38
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	11,629,560
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,919,400
	1/01/47 – FGIC Insured
15,675	Total Oklahoma			15,305,600
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,897,880
	5.000%, 10/01/36
	Pennsylvania – 4.6% (3.0% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	5,158,900
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AAA	1,285,088
	AGM Insured
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/15 at 100.00	AA	7,483,897
	Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,438,620
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,761,772
	AMBAC Insured
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	10,466,900
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30
27,450	Total Pennsylvania			28,595,177
	Puerto Rico – 7.1% (4.7% of Total Investments)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	5,066,100
	SYNCORA GTY Insured
10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	A3	10,588,500
10,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	10,091,953
	7/01/39 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,747,800
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,331,636
	2010C, 5.250%, 8/01/41
4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – NPFG Insured	1/11 at 100.00	A	4,004,360
43,380	Total Puerto Rico			44,830,349
	Rhode Island – 1.3% (0.8% of Total Investments)
1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/10 at 100.00	A	1,237,211
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond	10/14 at 100.00	AA+	6,821,990
	Program, Series 50A, 4.650%, 10/01/34
8,235	Total Rhode Island			8,059,201
	South Carolina – 3.2% (2.1% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	11,367,500
	2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,905,125
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,003,930
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A	655,896
	0.000%, 1/01/23 – FGIC Insured
2,125	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa2	2,332,485
	System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured
18,845	Total South Carolina			20,264,936
	South Dakota – 0.5% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	2,908,570
	Series 2007, 5.000%, 11/01/40
	Tennessee – 4.1% (2.6% of Total Investments)
6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	6,384,540
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AAA	14,143,716
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – AGM Insured
1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/11 at 100.00	AA+	1,787,118
	Bonds, Series 2001A, 5.125%, 5/15/26
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,856,020
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,291,050
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (6)
31,665	Total Tennessee			25,462,444
	Texas – 15.6% (10.2% of Total Investments)
2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate	11/10 at 100.00	Aa3	2,004,240
	Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)
11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	11,260,363
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A3	5,745,540
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	2,020,860
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	2,006,425
	0.000%, 8/15/26
8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	10/10 at 100.50	BBB	8,180,256
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	7,617,600
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
1,540	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+	1,579,085
	5.000%, 2/15/28 – AMBAC Insured (UB)
3,460	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+ (4)	3,844,821
	5.000%, 2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured
	Houston, Texas, Water Conveyance System Contract, Certificates of Participation,
	Series 1993A-J:
5,490	6.800%, 12/15/10 – AMBAC Insured	No Opt. Call	N/R	5,596,781
2,000	6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	N/R	2,137,280
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	6,483,469
	5.000%, 8/01/29
9,150	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 33.31	AAA	2,766,137
	Bonds, Series 2004, 0.000%, 8/15/31
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AA–	2,560,997
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	11/10 at 100.50	BBB–	16,307,283
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AAA	2,061,093
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	5,572,070
3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	3,265,635
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	Baa2	4,834,044
	Series 2002A, 6.000%, 10/01/21
3,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	1,877,040
	2005, 0.000%, 8/15/21
116,010	Total Texas			97,721,019
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,078,960
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,654,418
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.4% (0.3% of Total Investments)
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,736,440
	Series 2007B2, 0.000%, 6/01/46
940	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	982,262
3,795	Total Virginia			2,718,702
	Washington – 9.7% (6.3% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	8/10 at 100.00	AAA	1,260,643
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	8,857,222
	Series 2001A, 5.600%, 1/01/36 – NPFG Insured (Alternative Minimum Tax) (UB)
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	5,537,028
	Series 2002B, 5.250%, 7/01/37 (Mandatory put 7/01/12) – AMBAC Insured (Alternative
	Minimum Tax)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AA	10,822,493
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – NPFG Insured (Alternative Minimum Tax) (UB)
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	No Opt. Call	AA–	2,568,918
	Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured
10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aa1 (4)	10,948,141
	Series 2000, 6.250%, 12/01/17 (Pre-refunded 12/01/10) – AGM Insured
10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	10,591,462
	12/01/25 (Alternative Minimum Tax) (UB)
5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	9/10 at 101.00	A	5,039,850
	6.000%, 9/01/20 – NPFG Insured (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,079,640
	Research Center, Series 2009A, 6.000%, 1/01/33
2,200	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,190,936
	Series 2002, 6.625%, 6/01/32
1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	704,901
	12/01/24 – NPFG Insured
60,700	Total Washington			60,601,233
	West Virginia – 0.8% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,071,400
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 2.3% (1.5% of Total Investments)
535	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	585,873
	Bonds, Series 2002, 5.750%, 6/01/12 (ETM)
4,005	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,309,380
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	585,521
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,053,300
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA–	3,669,270
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured
13,105	Total Wisconsin			14,203,344
$ 1,131,728	Total Investments (cost $947,500,444) – 153.2%			960,538,854
	Floating Rate Obligations – (10.8)%			(67,694,983)
	Other Assets Less Liabilities – 4.9%			30,841,339
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.3)% (7)			(296,800,000)
	Net Assets Applicable to Common Shares – 100%			$ 626,885,210

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$958,689,526	$1,849,328	$960,538,854

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	1,849,328
Balance at the end of period	$1,849,328

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $883,029,658.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 45,687,391
Depreciation	(35,871,221)
Net unrealized appreciation (depreciation) of investments	$ 9,816,170

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010